Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
Schedule of Convertible Debt	As of December 31, 2024 and 2025, convertible debt consisted of the following:
	RMB	USD

As of December 31, 2024	—	—
Addition	18,064	2,583
Interest expenses	385	55
As of December 31, 2025	18,449	2,638